Business Combinations and Reverse Recapitalization (Details) - Schedule of recognized identified assets acquired and liabilities assumed $ in Thousands	1 Months Ended
Sep. 15, 2021 USD ($)
Biogas Rights Agreements [Member]
Condensed Financial Statements, Captions [Line Items]
Identifiable assets acquired	$ 565,300
Weighted Average Amortization Period	20 years
Electricity Off-Take Agreements [Member]
Condensed Financial Statements, Captions [Line Items]
Identifiable assets acquired	$ 23,400
Weighted Average Amortization Period	12 years
Operations And Maintenance Contracts [Member]
Condensed Financial Statements, Captions [Line Items]
Identifiable assets acquired	$ 8,620
Weighted Average Amortization Period	15 years
RNG Purchase Contract [Member]
Condensed Financial Statements, Captions [Line Items]
Identifiable assets acquired	$ 10,290
Weighted Average Amortization Period	1 year
Gas Off-Take Agreement Liabilities [Member]
Condensed Financial Statements, Captions [Line Items]
Identifiable assets acquired	$ (146,990)
Weighted Average Amortization Period	11 years